Goodwill and Intangibles	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
Goodwill and Intangibles

Goodwill

Goodwill is tested for impairment on an annual basis and when events or changes in circumstances indicate the fair value of a reporting unit has been reduced below carrying value. The Partnership has performed its annual impairment tests, and no impairment in the carrying value of goodwill has been identified during the periods presented.

In February of 2016, the Partnership’s units were trading at a price per unit significantly lower than the price per unit used to calculate the merger consideration and the resulting goodwill that was assigned to certain reporting units in the G&P segment. The significant assumptions that were used to develop the estimates of the fair values recorded in acquisition accounting and the resulting goodwill assigned to the reporting units are discussed in Note 4. If negative events related to those assumptions occur or if the market price of the units continues to trade at a low level in 2016, the Partnership may need to assess whether this is a change in circumstances that indicates it is more likely than not that the fair value of the reporting units to which the goodwill was assigned in connection with the MarkWest Merger is less than their carrying value and, if so, evaluate goodwill for impairment.

There were no changes in the carrying amount of goodwill for 2014. The changes in carrying amount of goodwill for 2015 were as follows:

(In millions)	L&S	G&P	Total
Beginning balance	$116	$—	$116
Acquisitions(1)	—	2,454	2,454
Ending balance	$116	$2,454	$2,570

(1)	On December 4, 2015, the Partnership completed the MarkWest Merger, see Note 4 for more information.

Intangible Assets

There were no intangible assets as of December 31, 2014. The Partnership’s intangible assets as of December 31, 2015 are comprised of customer contracts and relationships, as follows:

(In millions)	Gross	Accumulated Amortization	Net	Useful Life
L&S	$—	$—	$—	N/A
G&P	468	(2)	466	11-25 years
	$468	$(2)	$466

Estimated future amortization expense related to the intangible assets at December 31, 2015 is as follows:

(In millions)
2016	32
2017	32
2018	32
2019	32
2020	32
Thereafter	306
Total	$466